Leases	12 Months Ended
Sep. 30, 2022
Leases
Leases

Note 15 - Leases

The Company rent its factories in Lishui City Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd., for processing dried edible fungi and a floor in an office building in Hangzhou from third parties.

As of September 30, 2022 and 2021, the remaining average lease term was an average of 8.2 years and 7.9 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 10.0% per annum and 9.3% per annum, as of September 30, 2022 and 2021, respectively.

Supplemental balance sheet information related to operating leases from the Company’s continuing operations was as follows:

	As of	As of
	September 30,	September 30,
	2022	2021
Right-of-use assets under operating leases	$534,351	$776,665

Operating lease liabilities, current	46,543	155,532
Operating lease liabilities, non-current	517,156	605,793
Total operating lease liabilities	$563,699	$761,325

As of
September 30,
Twelve months ending September 30,	2022
2023	$99,850
2024	99,850
2025	99,850
2026	99,850
2027	99,850
Thereafter	331,924
Total Future minimum lease payments	831,174
Less: Imputed interest	(267,475)
Total	$563,699